Employee Benefit Plans (Details Textual) (USD $)	12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2011 Range one [Member]	Dec. 31, 2011 Range Two [Member]	Dec. 31, 2011 Range Three [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2009 Long Term Incentive Plan [Member]	Dec. 31, 2008 Long Term Incentive Plan [Member]	Dec. 31, 2011 Restricted Stock [Member] Y	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Profit Sharing Plan [Member]	Dec. 31, 2010 Profit Sharing Plan [Member]	Dec. 31, 2009 Profit Sharing Plan [Member]	Dec. 31, 2011 Stock Option Plan [Member]	Dec. 31, 2010 Stock Option Plan [Member]	Dec. 31, 2009 Stock Option Plan [Member]
Employee Benefit Plans (Details Textual) [Abstract]
Number of shares reserved							16,000,000	4,000,000
Period of options granted to be exercised under long-term incentive plan						10 Years
Common shares available for issuance under long-term incentive plan						8,726,944
Stock option exercisable into number of common shares	1
Total remaining compensation cost related to unvested share options	$ 95,000,000								$ 7,000,000
Weighted average remaining contractual life on all options	9
Minimum vesting period for compensation expense of restricted stock awards									P3Y
Maximum vesting period for compensation expense of restricted stock awards									P4Y
Compensation expense related to share based compensation expense									9,800,000	12,200,000	7,600,000				1,100,000	1,300,000	1,300,000
Issuance of restricted stock under Long Term Incentive Plan									2,833,843
Weighted average remaining contractual life of restricted stock									1
Aggregate provision for contribution under profit sharing plan included in Statements of Operations												$ 700,000	$ 700,000	$ 700,000
Employee Benefit Plans (Additional Textual) [Abstract]
Number of shares having exercise price	1,905,015	1,880,168	2,194,957	26,234	469,611
Exercise price range, minimum	$ 10.06			$ 13.15	$ 24.38
Exercise price range, maximum				$ 13.74	$ 25.10